Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	£ 2,553	£ 2,365
Property, plant and equipment	701	866
Deferred tax asset	113	103
Total non-current assets	3,367	3,334
Current assets
Prepayments, accrued income and other receivables	2,617	3,957
Current income tax receivable	8,033	6,367
Other assets	2,596	2,684
Cash and cash equivalents	24,644	41,912
Total current assets	37,890	54,920
Total assets	41,257	58,254
Capital and reserves
Share capital and share premium	143,213	143,203
Other reserves	77,709	75,872
Accumulated deficit	(193,540)	(180,573)
Total equity attributable to equity holders of the Company	27,382	38,502
Non-current liabilities
Provisions	58	46
Lease liabilities	279	396
Total non-current liabilities	337	442
Current liabilities
Trade payables	4,679	4,803
Payroll taxes and social security	189	162
Accrued expenditure	5,384	10,002
Lease liabilities	286	243
Provisions	3,000	4,100
Total current liabilities	13,538	19,310
Total liabilities	13,875	19,752
Total equity and liabilities	£ 41,257	£ 58,254